Leases (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Renewal option	1 year
Weighted average discount rate	3.77%	3.07%
Weighted average remaining lease term	1 year 6 months 18 days	2 years 21 days
Cash payments related to operating lease liabilities	$ 3,337	$ 3,331	$ 3,374
Lease term	5 years
Option to extend	true
Lease not yet commenced, liability	$ 24,426